EXCHANGEABLE NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXCHANGEABLE NOTES
Balance as of beginning	$ 102,999	$ 454,316	$ 427,112
Issuance of exchangeable notes	27,842	28,541	27,883
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	751	(7,985)	4,448
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(5,598)	(2,901)	1,670
Settlements		(365,994)
Foreign currency translation adjustment	2,858	(2,978)	(6,797)
Balance as of ending	128,852	102,999	454,316
- Non-current portion	128,852
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning		378,638	355,320
Issuance of exchangeable notes			27,883
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk		(11,509)	737
Changes in fair values of exchangeable notes due to the instrument- specific credit risk			272
Settlements		(365,994)
Foreign currency translation adjustment		(1,135)	(5,574)
Balance as of ending			378,638
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	75,164	75,678	71,792
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	826	2,606	3,711
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(4,584)	(1,996)	1,398
Foreign currency translation adjustment	1,640	(1,124)	(1,223)
Balance as of ending	73,046	75,164	$ 75,678
- Non-current portion	73,046
Kingway Exchangeable Note
EXCHANGEABLE NOTES
Balance as of beginning	27,835
Issuance of exchangeable notes	27,842	28,541
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(75)	918
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(1,014)	(905)
Foreign currency translation adjustment	1,218	(719)
Balance as of ending	55,806	$ 27,835
- Non-current portion	$ 55,806